SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 1,324,270	$ 1,130,188
Less: allowance for expected credit losses	(379,359)	(382,245)
Accounts receivable, net	$ 944,911	$ 747,943